CONSOLIDATED INCOME STATEMENT (unaudited) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Net sales to third parties	$ 2,402	$ 2,200	$ 4,735	$ 4,375
Other revenues	20	17	39	31
Net sales and other revenues	2,422	2,217	4,774	4,406
Cost of net sales	(1,040)	(999)	(2,070)	(1,966)
Cost of other revenues	(19)	(14)	(36)	(28)
Gross profit	1,363	1,204	2,668	2,412
Selling, general & administration	(832)	(803)	(1,617)	(1,544)
Research & development	(217)	(181)	(419)	(347)
Other income	5	3	10	12
Other expense	(49)	(23)	(104)	(87)
Operating income	270	200	538	446
Interest expense	(48)	(31)	(95)	(60)
Other financial income & expense	(9)	(22)	(17)	(39)
Income before taxes	213	147	426	347
Taxes	(44)	1	(83)	(31)
Net income	$ 169	$ 148	$ 343	$ 316
Earnings per share ($)
Basic (in dollars per share)	$ 0.34	$ 0.30	$ 0.70	$ 0.64
Diluted (in dollars per share)	$ 0.34	$ 0.30	$ 0.69	$ 0.64
Weighted average number of shares outstanding
Basic (in shares)	493.2	491.7	492.8	491.3
Diluted (in shares)	495.7	494.3	495.9	494.2